Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segments data [text block]
Full year 2021
E&P
Norway
E&P
International E&P USA MMP REN Other Eliminations Total (in USD million)
Revenues third party, other revenue and
other income 269 1,113 377 87,025 1,394 485 0 90,665
Revenues inter-segment 38,972 4,230 3,771 321 0 5 (47,300) 0
Net income/(loss) from equity accounted
investments 0 214 0 22 16 7 0 259
Total revenues and other income

39,241 5,558 4,149 87,368 1,411 497 (47,300) 90,924
Purchases [net of inventory variation] 0 (58) 0 (80,873) 0 (1) 45,773 (35,160)
Operating, selling, general and
administrative expenses (3,729) (1,466) (1,076) (4,276) (163) 264 1,066 (9,378)
Depreciation, amortisation and net
impairment losses (4,678) (3,257) (1,733) (1,079) (3) (970) 0 (11,719)
Exploration expenses (363) (451) (190) 0 0 0 0 (1,004)
Total operating expenses (8,770) (5,232) (2,999) (86,227) (166) (707) 46,839 (57,261)
Net operating income/(loss) 30,471 326 1,150 1,141 1,245 (210) (461) 33,663
Additions to PP&E, intangibles and equity
accounted investments 5,101 1,828 690 221 455 212 0 8,506
Balance sheet information
Equity accounted investments

3 1,417 0 113 1,108 45 0 2,686
Non-current segment assets

35,301 15,358 11,406 3,019 154 3,288 0 68,527
Non-current assets not allocated to
segments

13,406
Total non-current assets

84,618
Full year 2020
E&P
Norway

E&P
International
E&P

USA MMP REN 1) Other 1)
Eliminations

Total (in USD million)
Revenues third party, other revenue and
other income 91 451 368 44,605 18 232 0 45,765
Revenues inter-segment 11,804 3,183 2,247 309 0 4 (17,547) 0
Net income/(loss) from equity accounted
investments 0 (146) 0 31 163 5 0 53
Total revenues and other income

11,895 3,489 2,615 44,945 181 241 (17,547) 45,818
Purchases [net of inventory variation] 0 (72) 0 (38,072) 0 1 17,157 (20,986)
Operating, selling, general and
administrative expenses (2,829) (1,439) (1,313) (5,060) (215) 634 685 (9,537)
Depreciation, amortisation and net
impairment losses (5,546) (3,471) (3,824) (1,453) (1) (939) 0 (15,235)
Exploration expenses (423) (2,071) (990) 0 0 1 0 (3,483)
Total operating expenses (8,798) (7,054) (6,127) (44,586) (216) (304) 17,842 (49,241)
Net operating income/(loss) 3,097 (3,565) (3,512) 359 (35) (63) 296 (3,423)
Additions to PP&E, intangibles and equity
accounted investments 4,851 2,609 1,068 190 31 1,013 0 9,762
Balance sheet information
Equity accounted investments

3 1,125 0 92 1,017 25 0 2,262
Non-current segment assets 2) 37,733 17,835 12,586 4,368 3 4,132 0 76,657
Non-current assets not allocated to
segments

13,704
Total non-current assets

92,623
1) Reclassified.
2) Restated. For more information, see note 21

Provisions and other liabilities.
Full year 2019
E&P
Norway

E&P
International
E&P

USA MMP REN 1) Other 1)
Eliminations

Total (in USD million)
Revenues third party, other revenue and
other income 1,048 1,685 441 60,491 258 269 0 64,194
Revenues inter-segment 17,769 4,376 3,792 439 0 4 (26,379) 0
Net income/(loss) from equity accounted
investments 15 24 6 25 95 (1) 0 164
Total revenues and other income

18,832 6,085 4,239 60,955 353 271 (26,379) 64,357
Purchases [net of inventory variation] (1) (34) 0 (54,454) 0 (1) 24,958 (29,532)
Operating, selling, general and
administrative expenses (3,284) (1,684) (1,668) (4,897) (192) 465 793 (10,469)
Depreciation, amortisation and net
impairment losses (5,439) (2,228) (4,133) (600) (1) (803) 0 (13,204)
Exploration expenses (478) (668) (709) 0 0 0 0 (1,854)
Total operating expenses (9,201) (4,614) (6,510) (59,951) (193) (339) 25,750 (55,058)
Net operating income/(loss) 9,631 1,471 (2,271) 1,004 160 (68) (629) 9,299
Additions to PP&E, intangibles and equity
accounted investments 7,316 2,851 3,004 788 175 648 0 14,782
Balance sheet information
Equity accounted investments

3 321 0 90 1,003 25 0 1,442
Non-current segment assets 2) 34,938 21,161 16,929 5,248 187 4,026 0 82,489
Non-current assets not allocated to
segments

11,152
Total non-current assets

95,083
1) Reclassified.
2) Restated. For more information, see note 21 Provisions

and other liabilities.

Non-current assets by country [text block]
Non-current assets by country
At 31 December
(in USD million)
2021 2020 2)
Norway 40,564 44,311
USA 12,323 13,383
Brazil 8,751 8,359
UK 2,096 4,491
Azerbaijan 1,654 1,708
Canada 1,403 1,584
Russia 1,235 973
Angola 948 883
Algeria 708 808
Denmark 536 953
Other 996 1,465
Total non-current assets 1) 71,213 78,919

Revenues from contracts with customers [text block]
Revenues from contracts with customers and

other revenues
(in USD million) 2021 2020 2019
Crude oil 38,307 24,509 33,505
Natural gas 28,050 7,213 11,281

- European gas
24,900 5,839 9,366

- North American gas
1,783 1,010 1,359

- Other incl LNG
1,368 363 556
Refined products 11,473 6,534 10,652
Natural gas liquids 8,490 5,069 5,807
Transportation 921 1,083 967
Other sales 1,006 681 445
Total revenues from contracts with customers 88,247 45,088 62,657
Taxes paid in-kind 345 93 344
Physically settled commodity derivatives (1,075) 209 (1,086)
Gain/(loss) on commodity derivatives 951 108 732
Other revenues 276 256 265
Total other revenues 497 665 254
Revenues 88,744 45,753 62,911